Deferred Compensation (Detail) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Savings And Investment Plan And Deferred Compensation [Line Items]
Stock payable in lieu of wages			$ 99,094
Deferred wages	191,167	140,833	42,917
Accrued taxes on deferred compensation	25,632	25,632	10,982
Total deferred compensation	$ 216,799	$ 166,465	$ 152,993